UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Leylegian Investment Management, Inc.
Address: 601 Gateway Boulevard
         Suite 700
         South San Francisco, CA  94080

13F File Number:  28-2288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George A. Leylegian
Title:     President and C.E.O.
Phone:     650-615-9500

Signature, Place, and Date of Signing:

     George A. Leylegian     So. San Francisco, Calif.     October 02, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     68327


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AFLAC                       COMM                001055102     2877    44915 SH       COMM                    44915
AGILENT TECH                COMM                00846U101      332     6786 SH       COMM                     6786
ALCATEL (ADR)               COMM                013904305     2554    40625 SH       COMM                    40625
AMERICAN HOME PROD          COMM                026609107     2449    43400 SH       COMM                    43400
BMC SOFTWARE                COMM                055921100      672    35150 SH       COMM                    35150
BORDERS GROUP               COMM                099709107     3421   245450 SH       COMM                   245450
BP AMOCO ADS                COMM                055622104     4095    77260 SH       COMM                    77260
BRISTOL-MYERS SQUIBB        COMM                110122108     2238    39175 SH       COMM                    39175
CHEVRON                     COMM                166751107     3643    42729 SH       COMM                    42729
COLGATE-PALMOLIVE           COMM                194162103     3785    80200 SH       COMM                    80200
DIAMOND OFFSHORE DRILL      COMM                25271C102     2629    64225 SH       COMM                    64225
FIRST DATA                  COMM                319963104     2086    53392 SH       COMM                    53392
GENERAL ELECTRIC            COMM                369604103     2417    41905 SH       COMM                    41905
GRUPO TELEVISA              COMM                40049J206     1875    32500 SH       COMM                    32500
HEWLETT-PACKARD             COMM                428236103     1729    17825 SH       COMM                    17825
HOME DEPOT                  COMM                437076102     2698    50849 SH       COMM                    50849
ILLINOIS TOOL WORKS         COMM                452308109     3477    62225 SH       COMM                    62225
INPUT/OUTPUT                COMM                457652105      478    49700 SH       COMM                    49700
JOHNSON & JOHNSON           COMM                478160104     2273    24200 SH       COMM                    24200
MERCK                       COMM                589331107     2683    36050 SH       COMM                    36050
MOTOROLA                    COMM                620076109     1464    51825 SH       COMM                    51825
NETWORK EQUIPMENT TECH      COMM                641208103     1326   124100 SH       COMM                   124100
NOVELL                      COMM                670006105      880    88500 SH       COMM                    88500
PANAMERICAN BEVERAGES       COMM                P74823108     4208   247550 SH       COMM                   247550
PETROLEUM GEO SERVICES      COMM                716597109     3905   226400 SH       COMM                   226400
PFIZER                      COMM                717081103     3568    79400 SH       COMM                    79400
TRIBUNE                     COMM                896047107     1790    41025 SH       COMM                    41025
VIACOM CL B                 COMM                925524308     2775    47323 SH       COMM                    47323